Postemployment Benefits Pension Plans - Changes in Level 3 Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 6,908
Fair value of plan assets at end of year	7,676	$ 6,908
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	132	1,245
Additions	0	0
Net realized gain/(loss)	2	(33)
Net unrealized gain/(loss)	3	(10)
Net purchases, issuances and settlements	(43)	(1,055)
Transfers into/(out of) level 3	3	(15)
Fair value of plan assets at end of year	97	132
Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	79
Fair value of plan assets at end of year	45	79
Real estate | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	79	262
Additions	0	0
Net realized gain/(loss)	2	49
Net unrealized gain/(loss)	2	(7)
Net purchases, issuances and settlements	(38)	(210)
Transfers into/(out of) level 3	0	(15)
Fair value of plan assets at end of year	45	79
Corporate bonds and other fixed-income securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	3,089
Fair value of plan assets at end of year	3,642	3,089
Corporate bonds and other fixed-income securities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	0
Additions	0
Net realized gain/(loss)	0
Net unrealized gain/(loss)	0
Net purchases, issuances and settlements	0
Transfers into/(out of) level 3	3
Fair value of plan assets at end of year	3	0
Certain insurance contracts
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	53
Fair value of plan assets at end of year	49	53
Certain insurance contracts | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	53	983
Additions	0	0
Net realized gain/(loss)	0	(82)
Net unrealized gain/(loss)	1	(3)
Net purchases, issuances and settlements	(5)	(845)
Transfers into/(out of) level 3	0	0
Fair value of plan assets at end of year	$ 49	$ 53